Financial instruments (Details 5) ₨ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities | $		$ 0		$ 2,459
Derivative financial assets | ₨	₨ 0		₨ 163,728
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities | $		0		946
Derivative financial assets | ₨	0		65,101
One to two years [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities | $		0		887
Derivative financial assets | ₨	0		58,743
Two to three years [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities | $		0		626
Derivative financial assets | ₨	0		39,884
Three to four years [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities | $		0		0
Derivative financial assets | ₨	0		0
Four to five years [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities | $		$ 0		$ 0
Derivative financial assets | ₨	₨ 0		₨ 0